Subsequent events - Additional Information (Detail)					1 Months Ended					3 Months Ended		12 Months Ended
	May 06, 2020 USD ($) $ / shares shares	May 06, 2020 CAD ($) shares	May 06, 2020 CAD ($)	Jan. 03, 2020 USD ($) $ / shares shares	Apr. 28, 2020 USD ($)	Mar. 25, 2020 USD ($) $ / shares shares	Mar. 25, 2020 CAD ($) shares	Jan. 28, 2020 shares $ / shares	Aug. 29, 2019 USD ($) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 23, 2019 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares | shares										54,216,877		39,907,681
Common stock value outstanding										$ 198,693,476		$ 194,859,415	$ 170,502,394
Weighted average remaining contractual life of outstanding share options												5 years 3 months 25 days
Amount allocated to common shares										$ 1,011,120	$ 7,002,043	$ 7,002,043	$ 59,998
Warrant exercised | shares										2,400,000		1,018,506	6,500
Proceeds from warrant exercised										$ 38,000
Over Allotment Option 1 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercised | shares											1,018,506
Proceeds from warrant exercised											$ 3,259,219
Aspire Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from offerings										$ 3,000,000		$ 3,000,000
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement | shares								25,765
Weighted average remaining contractual life of outstanding share options								7 years
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares								$ 0.657
Warrant exercised | shares										200,000
Proceeds from warrant exercised										$ 38,000
Events After Reporting Period [Member] | Senior secured promissory note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					$ 1,500,000
Borrowings interest rate					8.00%
Maturity date					April 28, 2023
Wainwright [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from offerings	$ 2,000,000
Price per share | $ / shares	$ 0.36268
Number of warrants to purchase common stock | shares	2,757,252	2,757,252				490,000	490,000
Exercise price per share | $ / shares	$ 0.3002					$ 0.2125
Warrants expiration period	5 years 6 months	5 years 6 months
Cash commissions							$ 83,300
Warrants expiration period						Mar. 25, 2025	Mar. 25, 2025
Sale of offering units | shares	5,514,504	5,514,504
Wainwright [Member] | Events After Reporting Period [Member] | Over Allotment Option 1 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase common stock | shares	386,015	386,015
Cash commissions		$ 140,000
Warrants expiration period	Nov. 06, 2025	Nov. 06, 2025
Common stock price per share | $ / shares	$ 0.45335
Institutional Investors [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares | shares						7,000,000
Gross proceeds from offerings						$ 1,200,000
Share price | $ / shares						$ 0.17
Number of warrants to purchase common stock | shares						3,500,000	3,500,000
Net proceeds from offering			$ 1,613,800			$ 885,000
Exercise price per share | $ / shares						$ 0.19
Warrants expiration period						5 years	5 years
Fair value of warrants						$ 618,100
Amount allocated to common shares						$ 571,900
Cambridge Design Partnership Limited [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock shares issued for consideration other than cash | shares				501,148
Price per share | $ / shares				$ 0.50
Common stock value outstanding				$ 250,574
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Capital Issued Commitments									$ 35,000,000					$ 35,000,000
Shares issued | shares | shares									1,777,325	7,784,444		7,784,444		973,000
Gross proceeds from offerings									$ 3,000,000